Provisions, income tax liabilities and other liabilities - Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	84.90%	84.40%	86.90%
Other securities	15.10%	15.60%	13.10%
Total	100.00%	100.00%	100.00%
Cash and cash equivalents
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.80%	0.70%	0.70%
Equity instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	22.30%	21.70%	25.00%
Bonds and similar instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	54.30%	52.40%	53.80%
Real estate
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	3.40%	4.00%	4.00%
Derivatives
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.00%	0.10%	0.00%
Commodities
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.90%	0.90%	1.00%
Other
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	3.20%	4.60%	2.40%
Hedge funds
Disclosure of fair value of plan assets [line items]
Other securities	0.00%	0.00%	0.00%
Insurance policies
Disclosure of fair value of plan assets [line items]
Other securities	15.10%	15.60%	13.10%